FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

February 17, 2011

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

            RE:      XBRL Exhibits

Franklin Tax-Free Trust (the “Registrant”)

File Nos. 811-04149; 002-94222

Dear Sir or Madam:

On behalf of the Registrant, please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 45 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”).  The sole purpose of the Amendment is to file certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”).  The XBRL exhibits reflect the Item 2, 3 and 4 risk/return summary disclosure required by Form N-1A, which disclosure was included in the Registrant’s annual update of its Registration Statement.  The annual update was filed with the U.S. Securities and Exchange Commission via the EDGAR system on January 27, 2011 pursuant to Rule 485(b) under the Securities Act of 1933.  The Registrant is filing this Amendment under Rule 485(b) for immediate effectiveness.

As Senior Associate General Counsel, I have reviewed the Amendment.  Based upon such review, I have  determined,  and hereby  represent  accordingly, that said  Amendment does not contain  disclosures  which  would  render  it  ineligible  to become effective  automatically  pursuant to Rule 485(b) under the  Securities  Act of 1933, as amended.

Please direct any inquiries regarding this filing to the undersigned at (650) 312-5824 or the address shown above.

Sincerely yours,

FRANKLIN TAX-FREE TRUST

/s/ David P. Goss

David P. Goss

Vice President